Expense Example {- Extended Market Index Portfolio} - 02.28 VIP Extended Market Index Portfolio_Initial, Service, Service 2 PRO-06 - Extended Market Index Portfolio	Apr. 30, 2022 USD ($)
Initial Class
Expense Example:
1 year	$ 13
3 years	42
5 years	73
10 years	166
Service Class
Expense Example:
1 year	24
3 years	74
5 years	130
10 years	293
Service Class 2
Expense Example:
1 year	39
3 years	122
5 years	213
10 years	$ 480